Leases (Lease Maturities) (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Finance leases
2021	$ 71
2022	1
2023	0
2024	0
2025	0
2026 and thereafter	3
Total lease payments	75
Less: Imputed interest	1
Present value of lease payments	74	$ 134
Operating leases
2021	118
2022	84
2023	61
2024	41
2025	35
2026 and thereafter	125
Total lease payments	464
Less: Imputed interest	46
Present value of lease payments	418
Renewal option, amount	$ 70